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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-05149
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael Larson              Kirkland, WA      November 12, 2004
   -------------------------------    -----------------   -----------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1
                                        --------------------

Form 13F Information Table Entry Total:  14
                                        --------------------

Form 13F Information Table Value Total:  $3,076,731
                                        --------------------
                                            (thousands)


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SCURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") as publicly reported in Cascade's most recent Schedule 13D or Schedule 13G filed with respect to the applicable Issuer, which may not necessarily be the number of shares actually held as of September 30, 2004. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of September 30, 2004.

(2) In calculating the value, Cascade used the price per share for the applicable security as of September 30, 2004.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

     1        28-05147                     Michael Larson
    ------    --------------------         ---------------------------------

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                                                    FORM 13F INFORMATION TABLE

                                                    As of September 30, 2004(1)


                                                                  Amount and Type
                                                                    of Security
                                                                  -----------------                         VOTING AUTHORITY
                                                        VALUE (2)    SHRS /    SH/   INVESTMENT  OTHER    --------------------
   NAME OF ISSUER             TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT   PRN   DISCRETION MANAGERS  SOLE   SHARED   NONE
----------------------------- -------------- ---------- --------- ------------ ----  ---------- --------- ---- ---------- ----

BOCA RESORTS INC                  CL A       09688T106    $38,026    2,047,704  SH      OTHER       1           2,047,704
------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATIONAL RAILWAY CO      COM        136375102   $712,965   14,700,300  SH      OTHER       1          14,700,300
------------------------------------------------------------------------------------------------------------------------------
COX COMMUNICATIONS INC            CL A       224044107   $810,492   24,463,986  SH      OTHER       1          24,463,986
------------------------------------------------------------------------------------------------------------------------------
FISHER COMMUNICATIONS INC         COM        337756209    $21,874      455,700  SH      OTHER       1             455,700
------------------------------------------------------------------------------------------------------------------------------
FOUR SEASONS HOTEL INC         LTD VTG SH    35100E104    $28,300      441,500  SH      OTHER       1             441,500
------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA            SP ADR REP ORD  40049J206   $256,257    4,859,800  SH      OTHER       1           4,859,800
------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                         COM        449295104   $129,378    5,359,501  SH      OTHER       1           5,359,501
-----------------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNERS INC               CL A       65333F107   $211,662    8,725,236  SH      OTHER       1           8,725,236
------------------------------------------------------------------------------------------------------------------------------
OTTER TAIL CORP                   COM        689648103    $39,469    1,547,799  SH      OTHER       1           1,547,799
------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER CORP          COM        697900108    $86,887    5,105,000  SH      OTHER       1           5,105,000
------------------------------------------------------------------------------------------------------------------------------
PNM RES INC                       COM        69349H107   $124,731    5,541,150  SH      OTHER       1           5,541,150
------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC                 COM        760759100   $538,010   18,078,300  SH      OTHER       1          18,078,300
------------------------------------------------------------------------------------------------------------------------------
SEATTLE GENETICS INC              COM        812578102    $23,134    3,521,088  SH      OTHER       1           3,521,088
------------------------------------------------------------------------------------------------------------------------------
SIX FLAGS INC                     COM        83001P109    $55,546   10,210,600  SH      OTHER       1          10,210,600
------------------------------------------------------------------------------------------------------------------------------


